Revenue - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue that was included in contract liability [line items]
Unredeemed points awarded under the Group's frequent flyer programmes	¥ 1,492	¥ 1,781
Cargo And Mail [member]
Disclosure of revenue that was included in contract liability [line items]
Description of when entity typically satisfies performance obligations	The performance obligation is satisfied as services are rendered and payment is generally due within 30 days after the end of each month.
Passenger [member]
Disclosure of revenue that was included in contract liability [line items]
Description of when entity typically satisfies performance obligations	The performance obligation is satisfied upon transportation service provided. Payment in advance is required and reflected in sales in advance of carriage or frequent flyer programme, both of which are included in contract liabilities.
Ground Service [member]
Disclosure of revenue that was included in contract liability [line items]
Description of when entity typically satisfies performance obligations	The performance obligation is satisfied as services are rendered and payment is generally due within 45 days from the date of billing.
Ticket Cancellation and Commission [member]
Disclosure of revenue that was included in contract liability [line items]
Description of when entity typically satisfies performance obligations	The performance obligation is satisfied as the process of ticket cancellation or sales is completed and consideration normally has been received before the services are rendered.